Commitments (Details 5)		9 Months Ended		12 Months Ended
	Jul. 01, 2015	Sep. 30, 2016 USD ($) Installment	Sep. 30, 2016 OMR	Dec. 31, 2015 USD ($)	Dec. 31, 2015 OMR	Sep. 30, 2016 OMR Installment	Dec. 31, 2015 OMR	Oct. 02, 2014
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Rent description		The five year period commencing on the Operative Date is a rent free period and thereafter LLC will pay annual rent to the Government based on only the built but unsold commercial area of the Omagine Project (approximately 150,000 square meters) or approximately 45,000 Omani Rials ($117,000) per year based on the current annual per square meter fee of 0.300 Omani Rials ($0.78).	The five year period commencing on the Operative Date is a rent free period and thereafter LLC will pay annual rent to the Government based on only the built but unsold commercial area of the Omagine Project (approximately 150,000 square meters) or approximately 45,000 Omani Rials ($117,000) per year based on the current annual per square meter fee of 0.300 Omani Rials ($0.78).	The five year period commencing on the Operative Date is a rent free period and thereafter LLC will pay annual rent to the Government based on only the built but unsold commercial area of the Omagine Project (approximately 150,000 square meters) or approximately 45,000 Omani Rials ($117,000) per year based on the current annual per square meter fee of 0.300 Omani Rials ($0.78).	The five year period commencing on the Operative Date is a rent free period and thereafter LLC will pay annual rent to the Government based on only the built but unsold commercial area of the Omagine Project (approximately 150,000 square meters) or approximately 45,000 Omani Rials ($117,000) per year based on the current annual per square meter fee of 0.300 Omani Rials ($0.78).
Land rights registration fee		$ 718,614,000	OMR 276,666,667
Omagine LLC Shareholder Agreement
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Success fee		10,000,000
Pre development expense		$ 17,920,114
Number of installments | Installment		5				5
Omagine LLC Shareholder Agreement | OMAG Final Equity Investment [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Capital contributions		$ 234,000	90,000	$ 234,000	OMR 90,000
Cash advances to Omagine LLC		546,000		546,000		OMR 210,000	OMR 210,000
Omagine LLC Shareholder Agreement | New Investors [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Capital contributions		156,000	60,000	156,000	60,000
Additional cash capital contributions		69,233,125	26,628,125	69,233,125	26,628,125
Omagine LLC Shareholder Agreement | Omagine LLC [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Capital contributions		52,000	20,000	52,000	20,000
Additional cash capital contributions		182,000	70,000	182,000	70,000
Cash advances to Omagine LLC		58,500				OMR 22,500
Omagine LLC Shareholder Agreement | Omagine LLC [Member] | OMAG Final Equity Investment [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Additional cash capital contributions		$ 546,000	OMR 210,000	$ 546,000	OMR 210,000
Omagine Llc Development Agreement [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Term of agreement	5 years	20 years	20 years	20 years	20 years
Description of development agreement	(1) LLC's delivery to the Government within twelve months from the Operative Date of a term sheet with lenders for the financing of the first phase, any other phase or all of the Project, (2) LLC's submission to the Ministry of Tourism of a social impact assessment within 8 months of the Operative Date and the Government's approval thereof within 12 months of the Operative Date, (3) the Government's approval within 12 months of the Operative Date of the development control plan for the Omagine Project and (4) the transformation of LLC into a joint stock company within 12 months of the Operative Date.
Land rights registration fee				$ 52,650	OMR 20,250
Percentage of owned subsidiary for project								60.00%
Usufruct Agreement [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Term of agreement		50 years	50 years	50 years	50 years
Description of development agreement		The failure to execute the CCC-Contract by July 1, 2016 does not relieve RCA of its continuing obligation under the Shareholder Agreement (irrespective of such CCC-Contract failure) to make RCA's approximately $20 million Deferred Investment into LLC; but it may (under certain conditions) relieve CCC of its obligation under the Shareholder Agreement to make its approximately $49 million Deferred Investment into LLC.	The failure to execute the CCC-Contract by July 1, 2016 does not relieve RCA of its continuing obligation under the Shareholder Agreement (irrespective of such CCC-Contract failure) to make RCA's approximately $20 million Deferred Investment into LLC; but it may (under certain conditions) relieve CCC of its obligation under the Shareholder Agreement to make its approximately $49 million Deferred Investment into LLC.